Flight Equipment Spare Parts	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Flight Equipment Spare Parts
26	FLIGHT EQUIPMENT SPARE PARTS

	2020	2019
	RMB million	RMB million
Flight equipment spare parts	2,299	2,732
Less: provision for spare parts	(245)	(325)

	2,054	2,407

Movements in the Group’s provision for impairment of flight equipment spare parts were as follows:

	2020	2019
	RMB million	RMB million
At January 1	325	828
Accrual (Note 9)	153	—
Amount written off in relation to disposal of spare parts	(233)	(503)

At December 31	245	325